LOANS PAYABLE - SBA - PPP LOAN (Tables)	12 Months Ended
Dec. 31, 2022
Loans Payable - Sba - Ppp Loan
Schedule of future minimum principal repayments of the SBA,PPP loans payable

For the Twelve Months Ending December 31,
2023	$298,958